Commitments and contingencies - Schedule of Purchase Commitments Related to Royalty Fee (Detail) - Royalty Fee [Member] ¥ in Thousands	Dec. 31, 2018 CNY (¥)
Other Commitments [Line Items]
2019	¥ 3,050
Total	¥ 3,050